Note 3 - Commitments and Contingencies - Future Minimum Annual Rental Payments Under Operating Leases (Details)	Mar. 31, 2017 USD ($)
2018	$ 32,736
2019	2,728
2020	0
2021	0
2022	0
Total	$ 35,464